INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 6,528
Intangible assets and goodwill, ending balance	$ 6,345	$ 6,528
Minimum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	5 years
Maximum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	50 years
Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 7,225	6,673
Additions	29
Acquisition		803
Dispositions and other	6	420
Foreign exchange	(71)	111
Intangible assets and goodwill, ending balance	7,177	7,225
Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(697)	(608)
Additions		58
Amortization	142	116
Dispositions and other		(27)
Dispositions and other	(7)
Intangible assets and goodwill, ending balance	(832)	(697)
Goodwill
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	5,024
Intangible assets and goodwill, ending balance	4,988	5,024
Goodwill | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	5,024	4,551
Additions	0	0
Acquisition		803
Dispositions and other	0	380
Foreign exchange	(36)	50
Intangible assets and goodwill, ending balance	4,988	5,024
Goodwill | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	0	0
Dispositions and other		0
Dispositions and other	0
Intangible assets and goodwill, ending balance	0	0
Intangible Assets
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,504
Intangible assets and goodwill, ending balance	1,357	1,504
Intangible Assets | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	2,201	2,122
Additions	29
Acquisition		0
Dispositions and other	6	40
Foreign exchange	(35)	61
Intangible assets and goodwill, ending balance	2,189	2,201
Intangible Assets | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(697)	(608)
Additions		58
Amortization	142	116
Dispositions and other		(27)
Dispositions and other	(7)
Intangible assets and goodwill, ending balance	(832)	(697)
Purchase and Sale Contracts and Other
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	259
Intangible assets and goodwill, ending balance	259	259
Purchase and Sale Contracts and Other | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	324	296
Additions	29
Acquisition		0
Dispositions and other	6	2
Foreign exchange	0	0
Intangible assets and goodwill, ending balance	347	324
Purchase and Sale Contracts and Other | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(65)	(48)
Additions		30
Amortization	22	17
Dispositions and other		0
Dispositions and other	1
Intangible assets and goodwill, ending balance	(88)	(65)
Customer Relationships
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,245
Intangible assets and goodwill, ending balance	1,098	1,245
Customer Relationships | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,877	1,826
Additions	0
Acquisition		0
Dispositions and other	0	38
Foreign exchange	(35)	61
Intangible assets and goodwill, ending balance	1,842	1,877
Customer Relationships | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(632)	(560)
Additions		28
Amortization	120	99
Dispositions and other		(27)
Dispositions and other	(8)
Intangible assets and goodwill, ending balance	$ (744)	$ (632)